Other payables (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Other Payables

	12.31.2017	12.31.2016
Other accounts payable (i)	131.7	90.7
Provisions related to payroll (ii)	108.6	113.7
Provision for employee profit sharing	29.8	43.6
Contractual obligations (iii)	16.9	53.5
Commission payable	10.6	23.9
Long-term incentive (iv)	9.9	4.2
Insurance	5.0	4.8
Brazilian air force	1.2	2.6
Accounts payable for penalties (v)	—	58.2
Security deposit	—	0.9
Accrued materials	—	0.3

	313.7	396.4

Current portion	292.2	379.5
Non-current portion	21.5	16.9

(i)	Represents a provision for expenses already incurred as of the date of the balance sheet and for which payments are made during the following month;
(ii)	Refers to employee vacation-related obligations recorded in our financial statements;
(iii)	Substantially shows amounts recorded regarding maintenance costs of aircraft leased through operating leases and contractually agreed upon commitments for the sale of new aircraft or the expiration of residual financial guarantees;
(iv)	Refers to the Long-Term Incentive (ILP) granted to Company employees in the form of phantom shares, as described in Note 30 – [Share-based compensation];
(v)	Refers to the conclusion, on October 24, 2016, of the definitive agreements with the U.S. Department of Justice (“DOJ”) and with the U.S. Securities and Exchange Commission (“SEC”) for the settlement of criminal and civil violations of the U.S. Foreign Corrupt Practices Act of 1977, as amended (“FCPA”) , as well as finalizing on the same date a term of undertaking (termo de compromisso e de ajustamento de conduta) (“TCAC”) with the Brazilian Federal Public Prosecutor’s Office (Ministério Público Federal) (“MPF”) and the Brazilian Securities and Exchange Commission (“CVM”) for the settlement of allegations of non compliance of certain Brazilian laws, which were fully paid in 2017 (Note 26.2).